Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 7,525	$ 2,015	$ 17,643,029	$ 964,363	$ (9,006,610)	$ (817,948)	$ (59,255)	$ 8,733,119
Balance (in Shares) at Sep. 30, 2022	1,504,944	403,000
Share base compensation, value	$ 365		1,824,635					1,825,000
Share base compensation, shares (in Shares)	73,000
Net (loss) income					(5,786,311)		6,257	(5,780,054)
Statutory reserve				42,664	(42,664)
Foreign currency translation adjustments						(403,073)	1,273	(401,800)
Balance at Sep. 30, 2023	$ 7,890	$ 2,015	19,467,664	1,007,027	(14,835,585)	(1,221,021)	(51,725)	4,376,265
Balance (in Shares) at Sep. 30, 2023	1,577,944	403,000
Net (loss) income					(3,706,166)		(262,686)	(3,968,852)
Deemed distribution to non-controlling shareholder			(16,923)				16,923
Foreign currency translation adjustments						12,635	(8,677)	3,958
Balance at Sep. 30, 2024	$ 7,890	$ 2,015	19,450,741	1,007,027	(18,541,751)	(1,208,386)	(306,165)	411,371
Balance (in Shares) at Sep. 30, 2024	1,577,944	403,000
Net (loss) income					(5,087,330)		(147,085)	(5,234,415)
Issuance shares for conversion of convertible note, value	$ 17,541		3,631,303					3,648,844
Issuance shares for conversion of convertible note, shares (in Shares)	3,508,299
Issuance shares for conversion of warrants, value	$ 16,198		9,258,374					9,274,572
Issuance shares for conversion of warrants, shares (in Shares)	3,239,627
Statutory reserve				(58,926)	58,926
Foreign currency translation adjustments						725,727	2,430	728,157
Balance at Sep. 30, 2025	$ 41,629	$ 2,015	$ 32,340,418	$ 948,101	$ (23,570,155)	$ (482,659)	$ (450,820)	$ 8,828,529
Balance (in Shares) at Sep. 30, 2025	8,325,870	403,000